Shareholders' Equity (Details)						12 Months Ended
	May 23, 2017 Day $ / shares	Feb. 07, 2017	Feb. 07, 2017	Apr. 14, 2016	Jan. 15, 2016	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares
Shareholders' Equity (Textual)
Minimum bid price per share (in dollars per share)	$ 0.01
Closing bid price per share (in dollars per share)	0.01
Common stock per share (in dollars per share)	$ 0.01					$ 0.001	$ 0.001
Reverse stock split		five thousand to-one reverse stock split	5,000-to-1 reverse stock split	200-to-1 reverse stock split	60-to-1 reverse stock split	1-for-20,000	1-for-10,000
Conversion of convertible promissory note (in shares) | shares						798,389
Consecutive business days | Day	30
Series D Preferred Stock [Member]
Shareholders' Equity (Textual)
Preferred Stock, shares outstanding (in shares) | shares						8,160	8,160
Maximum [Member]
Shareholders' Equity (Textual)
Reverse stock split						1-for-20,000 (the “Reverse Stock Split”)
Minimum [Member]
Shareholders' Equity (Textual)
Reverse stock split						1-for-2